Share-based Compensation - RSUs (Details) - 12 months ended Dec. 31, 2016 ¥ / shares in Units, ¥ in Thousands	CNY (¥) $ / shares shares	CNY (¥) ¥ / shares shares
Share-based Compensation
Unrecognized compensation cost | ¥	¥ 58,886	¥ 58,886
RSUs
Numbers of Shares
Granted (in shares)	570,000	570,000
Vested (in shares)	(52,500)	(52,500)
End of the period (in shares)	517,500	517,500
Weighted Average Grant Date Fair Value
Granted (per share) | (per share)	¥ 1.26	¥ 8.74
Vested (per share) | (per share)	1.35	9.37
End of the period (per share) | (per share)	¥ 1.26	¥ 8.74